Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

On July 2, 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. On November 9, 2023 and on January 25, 2024, Navios Partners took delivery of the Sparrow and Zim Eagle, respectively. The remaining vessels are expected to be delivered into Navios Partners’ fleet during 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. On August 13, 2021, the first installment of each vessel of $6,160, or $24,640 accumulated for the four vessels, was paid. During the year ended December 31, 2022, the aggregate amount of $36,960 in relation to the second installment for the four vessels and the third installment for the two vessels, was paid. During the year ended December 31, 2023, the aggregate amount of $55,440 in relation to the third installment for the two vessels and the last installment for the one vessel, was paid. As of December 31, 2023, the total amount of $55,440 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

On October 1, 2021, Navios Partners exercised its option to acquire two 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. On November 15, 2021, the first installment of each vessel of $6,160, or $12,320 accumulated for the two vessels, was paid. During the year ended December 31, 2023 the aggregate amount of $18,480 in relation to the second installment for the two vessels and the third installment for one vessel was paid. As of December 31, 2023, the total amount of $30,800 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In November 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships (two plus two optional), from an unrelated third party, for a purchase price of $62,825 each. The vessels are expected to be delivered into Navios Partners’ fleet during 2024. Navios Partners agreed to pay in total $25,130 in four installments for each vessel and the remaining amount of $37,695 plus extras for each vessel will be paid upon delivery of the vessel. During the year ended December 31, 2022, the aggregate amount of $43,978 in relation to the first installment for the four vessels, the second installment for the two vessels and the third installment for the one vessel, was paid. During the year ended December 31, 2023 the aggregate amount of $37,695 in relation to the second installment for the two vessels, the third installment for the two vessels and the fourth installment for the two vessels, was paid. As of December 31, 2023, the total amount of $81,673 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In April 2022, Navios Partners agreed to purchase four 115,000 dwt Aframax/LR2 newbuilding vessels for a purchase price of $58,500 each (plus $4,158 in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2024. Navios Partners agreed to pay in total $23,400 plus extras in four installments for each vessel and the remaining amount of $35,100 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2022, the first installment of each vessel of $6,266, or $25,063 accumulated for the four vessels, was paid. During the year ended December 31, 2023, the aggregate amount of $31,329 in relation to the second installment for the four vessels and the third installment for the one vessel, was paid. As of December 31, 2023, the total amount of $56,392 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In June 2022, Navios Partners agreed to purchase two newbuilding liquefied natural gas (LNG) dual fuel 7,700 TEU containerships, from an unrelated third party, for an amended purchase price of $115,510 each (original price of $120,610 each). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024 and the first half of 2025. Navios Partners agreed to pay in total $92,408 in four installments for each vessel and the remaining amount of $23,102 for each vessel will be paid upon delivery of the vessel. During the year ended December 31, 2022, the first installment of each vessel of $23,102, or $46,204 accumulated for the two vessels, was paid. During the year ended December 31, 2023, the aggregate amount of $103,959 in relation to the second and third installment for the two vessels, was paid. As of December 31, 2023, the total amount of $150,163 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In November 2022, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding vessels for a purchase price of $60,500 each (plus $4,158 in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2025. Navios Partners agreed to pay in total $24,200 plus extras in four installments for each vessel and the remaining amount of $36,300 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2023, the aggregate amount of $12,100 in relation to the first installment for the two vessels was paid. As of December 31, 2023, the total amount of $12,100 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In December 2022, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2025 and the first half of 2026. During the year ended December 31, 2023, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of December 31, 2023, the total amount of $10,392, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

During the second quarter of 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026 and the first half of 2027. During the year ended December 31, 2023, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of December 31, 2023, the total amount of $10,266, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In August 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $20,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. During the year ended December 31, 2023, the aggregate amount of $10,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of December 31, 2023, the total amount of $11,286, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

During the third quarter of 2023, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted vessels for a purchase price of $61,250 each (plus $3,300 in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2026. Navios Partners agreed to pay in total $27,562 plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel.

As of December 31, 2023, an amount of $47,566 related to capitalized costs is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

As of December 31, 2023, the Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels, are as follows:

Year	Amount
2024	$—
2025	773
2026	5,643
2027	17,050
2028	18,666
2029 and thereafter	144,163
Total	$186,295